GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
GOING CONCERN

NOTE C – GOING CONCERN

The Company realized net income in the amount of $8,268,947 during the year ended December 31, 2021 compared to a net loss of $11,729,741 for the year ended December 31, 2020. The Company has a working capital deficit of $26,006,260 and $39,777,577 as of December 31, 2021 and 2020, respectively. The Company has accumulated deficits of $64,404,388 and $72,673,335 as of December 31, 2021 and 2020, respectively. Additionally, the Company is in default of substantially all of its debt and other obligations (see Notes F, H, I and K). Because of these and other factors, the Company will require additional working capital to develop its business operations. The Company intends to raise additional working capital through the use of private placements, public offerings and/or bank financing.

There are no assurances that the Company will be able to either (1) achieve a level of revenues adequate to generate sufficient cash flow from operations; or (2) obtain additional financing through either private placements, public offerings and/or bank financing necessary to support the Company’s working capital requirements. To the extent that funds generated from operations, any private placements, public offerings and/or bank financing are insufficient, the Company will have to raise additional working capital. No assurance can be given that additional financing will be available, or if available, will be on terms acceptable to the Company.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Coroware, Inc. and Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
GOING CONCERN

NOTE C – GOING CONCERN

The Company incurred a net loss in the amount of $1,049,537 during the three months ended March 31, 2022 compared to a net loss of $6,022,373 for the three months ended March 31, 2021. The Company has a working capital deficit of $26,439,659 and $26,006,260 as of March 31, 2022 and December 31, 2021, respectively. The Company has accumulated deficits of $65,453,925 and $64,404,388 as of March 31, 2022 and December 31, 2021, respectively. Additionally, the Company is in default of substantially all of its debt and other obligations (see Notes F, H, I and K). Because of these and other factors, the Company will require additional working capital to develop its business operations. The Company intends to raise additional working capital through the use of private placements, public offerings and/or bank financing.

There are no assurances that the Company will be able to either (1) achieve a level of revenues adequate to generate sufficient cash flow from operations; or (2) obtain additional financing through either private placements, public offerings and/or bank financing necessary to support the Company’s working capital requirements. To the extent that funds generated from operations, any private placements, public offerings and/or bank financing are insufficient, the Company will have to raise additional working capital. No assurance can be given that additional financing will be available, or if available, will be on terms acceptable to the Company.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.